PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS	6. PREPAID EXPENSES AND OTHER CURRENT ASSETS Prepaid expenses and other current assets mainly represent prepaid consultancy fees for professional advice on business expansion plan.